Provisions - Summary Of Changes In Other Obligation (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Reconciliation of changes in other provisions [abstract]
Beginning balance	₩ 611,428
Changes in other provisions [abstract]
Ending balance	790,733	$ 547,391	₩ 611,428
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	304,624		494,814	₩ 280,607
Changes in other provisions [abstract]
Provisions provided	135,823		31,028	265,574
Provisions used	(5,185)		(186,343)	(30,974)
Reversal of provisions unused	(377)		(9,069)	(18,579)
Foreign currencies translation adjustments	82		209	(1,844)
Transfer	(16,283)		(21,343)	0
Changes due to business combinations	48,754		0	0
Others	111		(4,672)	30
Ending balance	₩ 467,549		₩ 304,624	₩ 494,814